Stockholders' Equity (Details Textual 3) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2014 Installment	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Deficit (Textual)
Warrants to purchase common stock	3,256,421
Net proceeds from warrant exercises	$ 4,298,500
Commission and non-accountable fees	586,200
Common stock exercised	11,500
Proceeds from common stock exercises	4,307,676
Stock issued during period, value, issued for consulting services			8,714	16,918	20,507
Share-based compensation arrangement by share-based payment award, number of shares available for grant	8,058,844
Stock issued during the period shares restricted stock	120,000
Stock options plan stock options exercisable period	10 years		10 years
Vesting period	4 years
Number of shares available for future grants under stock option plan	4,446,673		4,693,673
Stock-based compensation expense	30,000	0
Unrecognized stock based compensation expense	1,862,700		1,760,900	589,500	0
Number of installments	5
Research and development expense	2,800
General and administrative expense	1,500
Number of Shares, exercisable	714,992		652,005
Weighted Average Exercise Price Per Share, exercisable	$ 0.80		$ 0.80
Consultant [Member]
Stockholders Deficit (Textual)
Stock issued during period, shares, issued for consulting services	291,666
Stock issued during period, value, issued for consulting services	875,000
Stock issued during period, shares, other	208,334
Warrants [Member]
Stockholders Deficit (Textual)
Unrecognized stock based compensation expense	3,700
Number of Shares, Outstanding	39,888,135		43,144,557
Number of Shares, exercisable	3,256,422
Weighted Average Exercise Price Per Share, Outstanding	$ 1.26		$ 1.28
Weighted Average Exercise Price Per Share, exercisable	$ 1.50
Restricted Stock [Member]
Stockholders Deficit (Textual)
Vesting period	4 years
Unrecognized stock based compensation expense	330,600
Research and Development Expense [Member]
Stockholders Deficit (Textual)
Stock-based compensation expense	81,800	0
General and Administrative Expense [Member]
Stockholders Deficit (Textual)
Stock-based compensation expense	$ 41,900	$ 4,900